Segment Information And Information About Geographic Areas	6 Months Ended
Jan. 31, 2012
Segment Information And Information About Geographic Areas [Abstract]
Segment Information And Information About Geographic Areas

10. Segment Information and Information about Geographic Areas

The Company operates in one segment. The Company's chief operating decision maker (the "CODM"), its chief executive officer, manages the Company's operations on a consolidated basis for purposes of allocating resources. When evaluating the Company's financial performance, the CODM reviews separate revenues information for the Company's license, maintenance and professional services offerings, while all other financial information is reviewed on a consolidated basis. All of the Company's principal operations and decision-making functions are located in the United States.

Revenues

The following table sets forth revenues by country based on the billing address of the customer:

	Years Ended July 31,			Six Months Ended January 31,
	2009	2010	2011	2011	2012
				(unaudited)
	(in thousands)
United States	$57,755	$85,680	$89,714	$40,596	$63,281
Canada	13,402	15,333	24,632	13,570	12,975
Australia	5,134	7,066	17,388	6,368	10,117
United Kingdom	2,125	14,190	17,362	7,575	6,836
Other	6,329	22,422	23,376	8,898	14,268

Total	$84,745	$144,691	$172,472	$77,007	$107,477

No other country accounted for more than 10% of revenues during the years ended July 31, 2009, 2010, 2011 and the six months ended January 31, 2011 and 2012.

Property and Equipment

The following table sets forth the Company's property and equipment, net by geographic region:

	July 31,		January 31, 2012
	2010	2011
			(unaudited)
	(in thousands)
North America	$2,727	$4,379	$4,038
Asia Pacific	23	20	16
Europe	14	56	210

	$2,764	$4,455	$4,264